Consolidated Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 3,413,176	$ 490,272	¥ 3,310,062	¥ 2,846,006
Less: VAT related surcharges	(21,364)	(3,069)	(20,454)	(19,098)
Net revenues	3,391,812	487,203	3,289,608	2,826,908
Operating cost and expenses:
Relationship manager compensation	(625,044)	(89,782)	(633,599)	(616,064)
Performance fee compensation	(31,283)	(4,494)	(21,175)	(11,291)
Other compensations	(954,443)	(137,097)	(909,418)	(780,017)
Total compensation and benefits	(1,610,770)	(231,373)	(1,564,192)	(1,407,372)
Selling expenses	(331,346)	(47,595)	(412,720)	(320,462)
General and administrative expenses	(296,492)	(42,589)	(280,075)	(246,785)
Provision for doubtful accounts	(130,723)	(18,777)	688	(2,093)
Other operating expenses	(196,793)	(28,268)	(169,368)	(147,318)
Government subsidies	89,278	12,824	62,583	74,156
Total operating cost and expenses	(2,476,846)	(355,778)	(2,363,084)	(2,049,874)
Income from operations	914,966	131,425	926,524	777,034
Other income (expenses):
Interest income	89,099	12,798	69,841	45,020
Interest expenses	(430)	(62)	(10,028)	(24,128)
Investment income (loss)	(28,620)	(4,111)	48,616	67,343
Other income (expense)	(7,040)	(1,011)	(23,356)	3,542
Total other income	53,009	7,614	85,073	91,777
Income before taxes and income from equity in affiliates	967,975	139,039	1,011,597	868,811
Income tax expense	(220,025)	(31,605)	(222,320)	(199,085)
Income from equity in affiliates	115,809	16,635	14,469	92,136
Net income	863,759	124,069	803,746	761,862
Less: net (loss) income attributable to non-controlling interests	34,608	4,971	(7,551)	(13,745)
Less: net income attributable to redeemable non-controlling interest of a subsidiary				6,483
Less: effect on retained earnings caused by termination of redeemable non-controlling interest of a subsidiary				6,201
Net income attributable to Noah Holdings Limited shareholders	¥ 829,151	$ 119,098	¥ 811,297	¥ 762,923
Net income per share:
Basic | (per share)	¥ 27.12	$ 3.90	¥ 27.70	¥ 26.98
Diluted | (per share)	¥ 26.84	$ 3.86	¥ 26.67	¥ 25.90
Weighted average number of shares used in computation:
Basic | shares	30,580,181	30,580,181	29,288,401	28,275,637
Diluted | shares	30,924,095	30,924,095	30,710,540	30,233,823
One-time commissions
Revenues:
Revenues	¥ 931,668		¥ 1,027,993
Recurring service fees
Revenues:
Revenues	1,845,465		1,776,549
Performance-based income
Revenues:
Revenues	113,085		143,634
Other service fees
Revenues:
Revenues	522,958		361,886
Others
Revenues:
Revenues	1,761,947	$ 253,088	1,731,852	¥ 1,427,684
Others | One-time commissions
Revenues:
Revenues	690,860	99,236	733,009	541,025
Others | Recurring service fees
Revenues:
Revenues	524,692	75,367	593,856	605,092
Others | Performance-based income
Revenues:
Revenues	23,437	3,367	43,101	86,494
Others | Other service fees
Revenues:
Revenues	522,958	75,118	361,886	195,073
Funds Gopher manages
Revenues:
Revenues	1,651,229	237,184	1,578,210	1,418,322
Funds Gopher manages | One-time commissions
Revenues:
Revenues	240,808	34,590	294,984	561,059
Funds Gopher manages | Recurring service fees
Revenues:
Revenues	1,320,773	189,717	1,182,693	802,761
Funds Gopher manages | Performance-based income
Revenues:
Revenues	¥ 89,648	$ 12,877	¥ 100,533	¥ 54,502